Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
At lower of LIFO cost or market:
Live hogs and materials	$ 258,638,000	$ 228,624,000
Fresh pork and materials	31,495,000	29,426,000
Inventories at lower of LIFO cost or market, Gross	290,133,000	258,050,000
LIFO adjustment	(90,730,000)	(57,783,000)
Total inventories at lower of LIFO cost or market	199,403,000	200,267,000
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	317,573,000	251,839,000
Sugar produced and in process	65,986,000	78,730,000
Other	73,606,000	63,449,000
Total inventories at lower of FIFO cost or market	457,165,000	394,018,000
Grain, flour and feed at lower of weighted average cost or market	100,296,000	50,645,000
Total inventories	756,864,000	644,930,000
LIFO method increase (decrease) in earnings	(20,098,000)	(20,556,000)	(780,000)
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ 16.70	$ 16.92	$ 0.64
Amount that inventories would have been higher by if the FIFO method had been used	$ 90,730,000	$ 57,783,000